Summary of Significant Accounting Policies (Tables)	3 Months Ended
Jun. 30, 2012
Company's Net Sales by Customers	Customers with 10% or more of the Company’s net sales consist of the following:

	Net Sales
	Customer A	Customer B	Customer C
Three Months Ended June 30,
2012	28%	9%	10%
2011	25%	11%	12%